FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company’s financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2021, and 2020:

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$488	$-	$-	$488

Marketable securities:

Foreign banks and government debentures	-	52,412	-	52,412
Corporate debentures	-	85,309	-	85,309

Total financial assets	$488	$137,721	$-	$138,209

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$6,999	$-	$-	$6,999

Marketable securities:

Foreign banks and government debentures	-	60,155	-	60,155
Corporate debentures	-	71,365	-	71,365

Total financial assets	$6,999	$131,520	$-	$138,519